Elfun Government Money Market Fund

One Iron Street

Boston, MA 02210

May 2, 2025

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:	Office of Filings, Information & Consumer Service

Re:	Elfun Government Money Market Fund (the “Fund”)

File Nos.: 033-31205 and 811-05904

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Fund this letter as certification that the Prospectus and Statement of Additional Information for the Fund, each dated April 30, 2025, do not differ from those contained in the Post-Effective Amendment No. 52 to the Fund’s Registration Statement on Form N-1A that was filed electronically via EDGAR on April 24, 2025 (Accession # 0001193125-25-093722).

If you have any questions, please contact me at (617) 664-6507.

Sincerely,

/s/ Edmund Gerard Maiorana, Jr.
Edmund Gerard Maiorana, Jr.
Assistant Secretary